Property and Equipment - Schedule of Property and Equipment (Details) - USD ($)	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Property and Equipment [Line Items]
Property, Plant and Equipment, useful life		$ 54,499	$ 155,345
Less: accumulated depreciation		(41,587)	(117,262)
Property, Plant and Equipment, Net	$ 10,660	$ 12,912	38,083
Laboratory Equipment [Member]
Schedule of Property and Equipment [Line Items]
Property, Plant and Equipment, gross		5 years
Property, Plant and Equipment, useful life			100,548
Office Equipment and Furniture [Member]
Schedule of Property and Equipment [Line Items]
Property, Plant and Equipment, useful life		$ 54,499	$ 54,797
Office Equipment and Furniture [Member] | Minimum [Member]
Schedule of Property and Equipment [Line Items]
Property, Plant and Equipment, gross		3 years
Office Equipment and Furniture [Member] | Maximum [Member]
Schedule of Property and Equipment [Line Items]
Property, Plant and Equipment, gross		10 years